Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentrations and Risks	As of March 31, 2024 and 2023, there were one and two customers which accounted for over 10% of the total consolidated accounts receivable, respectively. The details are as follows:
	As of March 31,
	2023	2024
Customer A	15%	4%
Customer B	13%	5%
Customer C	1%	24%
For the years ended March 31, 2024, 2023 and 2022, there were three, four and three suppliers which accounted for over 10% of the total purchases, respectively. The details are as follows:
	As of March 31,
	2022	2023	2024
Supplier A	10%	11%	8%
Supplier B	21%	22%	20%
Supplier C#	27%	24%	29%
Supplier D#	4%	10%	2%
Supplier E	7%	5%	11%

#	Those suppliers are related to the Company
As of March 31, 2024 and 2023, there were three and four suppliers which accounted for over 10% of the total consolidated accounts payable, respectively. The details are as follows:
	As of March 31,
	2023	2024
Supplier A	7%	7%
Supplier B	18%	13%
Supplier C#	10%	32%
Supplier D#	34%	9%
Supplier E	11%	17%

#	Those suppliers are related to the Company

Schedule of Investment in Marketable Debt Securities	Investment in marketable debt securities measured at fair value are classified in accordance with a valuation hierarchy that reflects the significance of the inputs used in determining their fair value, as per ASC 820 Fair Value Measurement as below:
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	USD	USD	USD	USD
March 31, 2023
Investment in marketable debt securities	243,284	243,284	—	—
Total investment in marketable debt securities	243,284	243,284	—	—
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	USD	USD	USD	USD
March 31, 2024
Investment in marketable debt securities	2,275	2,275	—	—
Total investment in marketable debt securities	2,275	2,275	—	—

Schedule of Estimated Depreciation Rate	Property, plant and equipment is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives at the annual rate as follows:
Estimated depreciation rate
Building	2%
Plant and machinery	20%
Furniture and fixtures	20%
Motor vehicles	20%

Schedule of Revenues by Sales Term	Revenues by sales term
	For the year ended March 31,
	2022	2023	2024
	USD	USD	USD
CIF	86,453	154,702	141,728
CNF/CFR	1,189,002	3,373,730	751,136
EX WORK	31,196,398	31,912,608	22,159,531
DAP	2,752,862	865,744	2,382,159
FOB	3,067,697	1,985,613	2,944,115
Total Revenues	38,292,412	38,292,397	28,378,669

Schedule of Revenues by Product Categories	Revenues by product categories
	For the year ended March 31,
	2022	2023	2024
	USD	USD	USD
Heat Transfers	25,225,769	26,351,727	20,214,664
Fabrics	4,367,087	5,036,939	3,334,810
Woven Labels and Tapes	3,522,661	1,671,058	975,868
Sewing Badges	1,750,529	1,259,289	757,465
Piping	835,951	672,075	446,701
Zipper Pullers	1,364,567	657,601	451,703
Drawcords	89,677	176,751	185,683
Non-Reflective Film	-	-	898,252
Others	1,136,171	2,466,957	1,113,523
Total Revenues	38,292,412	38,292,397	28,378,669

Schedule of Revenue by Geographic Areas	Revenue by geographic areas
	For the year ended March 31,
	2022	2023	2024
	USD	USD	USD
Asia (excluded Hong Kong and China)	13,677,980	13,618,640	12,481,669
Hong Kong	14,822,478	12,536,891	8,117,692
China	5,096,557	3,900,174	2,770,967
Non-Asia	4,695,397	8,236,692	5,008,341
	38,292,412	38,292,397	28,378,669